UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-2715

Exact name of registrant as specified in charter: Delaware Group State Tax-Free Income Trust

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 523-1918

Date of fiscal year end: February 28

Date of reporting period: August 31, 2006

Item 1.


Semiannual Report                       Delaware
                                        Tax-Free Pennsylvania Fund

                                        August 31, 2006









                                        Fixed income mutual fund



[DELAWARE INVESTMENTS LOGO]             [LOGO] POWERED BY RESEARCH(R)

Table of contents


> Disclosure of Fund expenses .................................................1

> Sector allocation and credit rating breakdown ...............................2

> Statement of net assets .....................................................3

> Statement of operations .....................................................8

> Statements of changes in net assets .........................................9

> Financial highlights .......................................................10

> Notes to financial statements ..............................................13

> Other Fund information .....................................................16

> About the organization .....................................................18




Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2006 Delaware Distributors, L.P.

Disclosure of Fund expenses


For the period March 1, 2006 to August 31, 2006


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2006 to August 31, 2006.

Actual Expenses

The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Tax-Free Pennsylvania Fund
Expense Analysis of an Investment of $1,000


                                                                     Expenses
                         Beginning      Ending                      Paid During
                          Account       Account      Annualized       Period
                           Value         Value        Expense        3/1/06 to
                           3/1/06       8/31/06        Ratios         8/31/06*
________________________________________________________________________________

Actual Fund Return

Class A                  $1,000.00     $1,017.70        0.91%          $4.63
Class B                   1,000.00      1,013.80        1.68%           8.53
Class C                   1,000.00      1,013.80        1.68%           8.53
________________________________________________________________________________

Hypothetical 5% Return (5% return before expenses)

Class A                  $1,000.00     $1,020.62        0.91%          $4.63
Class B                   1,000.00      1,016.74        1.68%           8.54
Class C                   1,000.00      1,016.74        1.68%           8.54
________________________________________________________________________________

*"Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184/365 (to reflect the one-half year period).

Sector allocation and credit rating breakdown


Delaware Tax-Free Pennsylvania Fund

As of August 31, 2006


Sector designations may be different than the sector designations presented in other Fund materials.

                                                                    Percentage
Sector                                                             of Net Assets
________________________________________________________________________________

Municipal Bonds                                                         97.93%

Corporate-Backed Revenue Bonds                                          12.25%
Education Revenue Bonds                                                 16.58%
Electric Revenue Bonds                                                   0.35%
Escrowed to Maturity Bonds                                               7.12%
Health Care Revenue Bonds                                               14.35%
Housing Revenue Bonds                                                    2.47%
Lease Revenue Bonds                                                      4.57%
Local General Obligation Bonds                                           5.87%
Pre-Refunded Bonds                                                      10.35%
Transportation Revenue Bonds                                            10.49%
Water & Sewer Revenue Bonds                                             13.53%
________________________________________________________________________________

Short-Term Investments                                                   0.74%
________________________________________________________________________________

Total Market Value of Securities                                        98.67%
________________________________________________________________________________

Receivables and Other Assets Net of Liabilities                          1.33%
________________________________________________________________________________

Total Net Assets                                                       100.00%
________________________________________________________________________________


Credit Rating Breakdown
(as a % of fixed income investments)
________________________________________________________________________________

AAA                                                                     42.59%
AA                                                                      25.41%
A                                                                       13.44%
BBB                                                                     15.42%
BB                                                                       0.67%
NR                                                                       2.47%
________________________________________________________________________________

Total                                                                  100.00%
________________________________________________________________________________

Statement of net assets


Delaware Tax-Free Pennsylvania Fund

August 31, 2006 (Unaudited)


                                                  Principal            Market
                                                   Amount              Value
________________________________________________________________________________

Municipal Bonds - 97.93%
________________________________________________________________________________

Corporate-Backed Revenue Bonds - 12.25%
     Allegheny County Industrial
          Development Authority
          Environmental Improvement
          Revenue (USX Corp. Project)
          5.50% 12/1/29                          $13,000,000         $13,417,300
     Beaver County Industrial
          Development Authority Pollution
          Control Revenue (Atlantic
          Richfield Co. Project)
          5.95% 7/1/21                             5,100,000           5,210,517
     Bucks County Industrial
          Development Authority
          Environmental Improvement
          Revenue (USX Corp. Project)
          5.40% 11/1/17                            2,250,000           2,407,320
     Carbon County Industrial
          Development Authority Resource
          Recovery Revenue (Panther Creek
          Partners Project)
          6.65% 5/1/10 (AMT)                       6,760,000           7,138,830
     Dauphin County Industrial
          Development Authority Water
          Revenue (Dauphin Consolidated
          Water Supply Project) Series B
          6.70% 6/1/17                             1,750,000           2,114,560
     Delaware County Industrial
          Development Authority Water
          Facilities Revenue
          (Aqua Income Project) Series C
          5.00% 2/1/35 (FGIC) (AMT)                7,670,000           7,927,789
          (Philadelphia Suburban Water
          Project) 6.00% 6/1/29
          (FGIC) (AMT)                             3,000,000           3,198,540
     Indiana County Industrial
          Development Authority Pollution
          Control Revenue (PSE&G Power
          Project) 5.85% 6/1/27 (AMT)              3,000,000           3,163,770
     Luzerne County Industrial
          Development Authority Water
          Facilities Revenue (American
          Water Co. Project) Series A
          5.10% 9/1/34 (AMBAC) (AMT)              15,000,000          15,602,100
     Pennsylvania Economic Development
          Financing Authority Solid Waste
          Disposal Revenue (Proctor &
          Gamble Paper Project)
          5.375% 3/1/31 (AMT)                     10,000,000          11,298,900
                                                                      __________

                                                                      71,479,626
                                                                      __________

Education Revenue Bonds - 16.58%
     Allegheny County Higher Education
          Building Authority Revenue
          (Carnegie Mellon University
          Project) 5.25% 3/1/32                    1,900,000           1,997,546
     Allegheny County Higher Education
          Building Authority Revenue
          (Chatham College Project)
          Series A 5.85% 3/1/22                      650,000             687,635
          Series A 5.95% 3/1/32                    1,000,000           1,051,810
          Series B 5.75% 11/15/35                  4,000,000           4,223,480
     Delaware County Authority College
          Revenue
          (Eastern College Project) Series B
          5.50% 10/1/19                            4,175,000           4,281,087
          5.50% 10/1/24                            2,850,000           2,915,037
          (Haverford College Project)
          5.75% 11/15/29                           1,875,000           2,026,444
     Erie Higher Education Building
          Authority College Revenue
          (Mercyhurst College Project)
          Series B 5.00% 3/15/23                     750,000             761,273
     Lancaster Higher Education
          Authority College Revenue
          (Franklin & Marshall College)
          5.00% 4/15/23                            6,390,000           6,741,706
     Lehigh County General Purpose
          Authority Revenue
          (Desales University Project)
          5.125% 12/15/23 (RADIAN)                 5,000,000           5,201,100
     Lycoming County Authority College
          Revenue (Pennsylvania College of
          Technology Project)
          5.375% 7/1/30 (AMBAC)                    5,000,000           5,276,850
     Pennsylvania Economic Development
          Financing Authority School
          Revenue (Germantown Friends
          School Project) 5.35% 8/15/31            2,820,000           2,947,887
     Pennsylvania State Higher
          Educational Facilities Authority
          College & University Revenue
          (Drexel University Project) Series A
          5.20% 5/1/29                             1,500,000           1,563,360
          5.20% 5/1/32                             1,000,000           1,040,490
          (Lafayette College Project)
          6.00% 5/1/30                             2,500,000           2,684,675
          (Philadelphia University Project)        1,665,000           1,689,276
          5.00% 6/1/35
          6.00% 6/1/29 (RADIAN)                    1,800,000           1,925,694
          (Thomas Jefferson University
          Project) 5.00% 1/1/29                    5,000,000           5,170,950
          (Trustees University) Series C
          5.00% 7/15/38                            6,000,000           6,277,500
          (Ursinus College)
          5.125% 1/1/33 (RADIAN)                   2,000,000           2,072,120
          (Widener University)
          5.00% 7/15/39                            7,915,000           8,051,849


                                                               (continues)     3

Statement of net assets


Delaware Tax-Free Pennsylvania Fund



                                                  Principal            Market
                                                   Amount              Value
________________________________________________________________________________

Municipal Bonds (continued)
________________________________________________________________________________

Education Revenue Bonds (continued)
     Pennsylvania State Public School
          Building Authority Revenue
          (Lehigh Career & Technical
          Institute Project)
          5.125% 10/1/28 (FGIC)                  $ 2,800,000        $ 2,943,892
     Pennsylvania State University
          5.00% 9/1/29                             2,500,000          2,636,150
     Philadelphia Hospitals & Higher
          Educational Facilities Authority
          Revenue (Chestnut Hill College
          Project) 6.00% 10/1/29                   4,360,000          4,450,470
     Philadelphia Redevelopment
          Authority Revenue (Beech Student
          Housing Complex Project)
          5.50% 7/1/35 (ACA)                       1,500,000          1,566,285
          5.625% 7/1/28 (ACA)                      1,000,000          1,062,320
     Swarthmore Borough Authority
          College Revenue (Swarthmore
          College Project) 5.00% 9/15/31          15,000,000         15,467,399
                                                                    ___________

                                                                     96,714,285
                                                                    ___________

Electric Revenue Bonds - 0.35%
   ^ Philadelphia Gas Works Revenue
          Capital Appreciation Series C
          6.884% 1/1/12 (AMBAC)                    2,500,000          2,037,775
                                                                    ___________

                                                                      2,037,775
                                                                    ___________

Escrowed to Maturity Bonds - 7.12%
     Delaware County Authority
          Health Facilities Revenue (Mercy
          Health Corp. Project)
          6.00% 12/15/26                           3,500,000          3,593,975
     Pennsylvania State Higher
          Educational Facilities Authority
          College & University Revenue
          (University of the Arts Project)
          5.20% 3/15/25 (RADIAN)                   4,490,000          4,964,907
     Philadelphia Authority for Industrial
          Development Commercial
          Revenue (Girard Estates Facilities
          Leasing Project) 5.00% 5/15/27           4,500,000          4,533,210
     Philadelphia Hospitals & Higher
          Education Facilities Authority
          Revenue (Presbyterian Medical
          Center Project) 6.65% 12/1/19           13,000,000         15,790,450
     Pittsburgh Water & Sewer Authority
          Revenue (Crossover Refunding
          Projects) 7.25% 9/1/14 (FGIC)            7,665,000          8,714,415
     Southcentral General Authority
          Revenue Refunding (Wellspan
          Health Obligated Project)
          5.625% 5/15/26                           3,610,000          3,914,937
                                                                    ___________

                                                                     41,511,894
                                                                    ___________

Health Care Revenue Bonds - 14.35%
     Allegheny County Hospital
          Development Authority Revenue
          (Ohio Valley General Hospital
          Project) Series A 5.125% 4/1/35          1,750,000          1,783,758
     Berks County Municipal Authority
          Revenue (Health Care Reading
          Hospital Pooled Financing Project)
          5.00% 3/1/28                            11,750,000         11,985,587
     Chester County Health &
          Educational Facilities Authority
          Revenue (Jefferson Health
          Systems Project) Series B
          5.375% 5/15/27                          14,270,000         14,695,388
     Delaware County Industrial
          Development Authority Revenue
          (Main Line Care Institute Project)
          9.00% 8/1/31                            1,782,389           1,490,737
     Lancaster County Hospital Authority
          Revenue
          (General Hospital Project)
          5.50% 3/15/26                            3,000,000          3,200,640
          (Willow Valley Retirement Project)
          5.875% 6/1/31                            2,100,000          2,218,944
     Monroe County Hospital Authority
          Revenue (Pocono Medical Center
          Project) 6.00% 1/1/43                    6,710,000          7,172,386
     Montgomery County Higher
          Education & Health Authority
          Revenue
          (Abington Memorial Hospital)
          Series A 5.125% 6/1/32                   6,500,000          6,705,140
          (Catholic Health East) Series C
          5.50% 11/15/24                           1,150,000          1,239,953
     Montgomery County Industrial
          Development Authority Revenue
          (Foulkeways at Gwynedd Project)
          Series A
          5.00% 12/1/24                            1,000,000          1,021,610
          5.00% 12/1/30                            1,500,000          1,521,870
     Mount Lebanon Hospital Authority
          Revenue (St. Clair Memorial
          Hospital Project) Series A
          5.625% 7/1/32                            4,500,000          4,767,570
     Pennsylvania Economic Development
          Financing Authority Revenue
          (Dr. Gertrude A. Barber Center,
          Inc. Project)
          5.90% 12/1/30 (RADIAN)                   2,250,000          2,414,048
     Pennsylvania State Higher
          Educational Facilities Authority
          Revenue (UPMC Health Systems
          Project) Series A 6.00% 1/15/31         10,000,000         10,901,600
     Philadelphia Authority for Industrial
          Development Revenue
          (Germantown Senior Living
          Presbyterian Homes Project)
          Series A 5.625% 7/1/35                   2,295,000          2,327,107
     St. Mary Hospital Authority Health
          System Revenue (Catholic Health
          East) Series B 5.375% 11/15/34           9,750,000         10,280,010
                                                                    ___________

                                                                     83,726,348
                                                                    ___________

                                                  Principal            Market
                                                   Amount              Value
________________________________________________________________________________

Municipal Bonds (continued)
________________________________________________________________________________

Housing Revenue Bonds - 2.47%
     Allegheny County Residential
          Finance Authority Single Family
          Mortgage Revenue
          Series II-2 5.90% 11/1/32
          (GNMA) (AMT)                           $   890,000        $   923,891
          Series KK-2 5.40% 5/1/26
          (GNMA) (AMT)                             2,540,000          2,618,791
     Pennsylvania Housing Finance
          Agency Single Family Mortgage
          Series 66A 5.65% 4/1/29 (AMT)              415,000            421,213
          Series 72A 5.35% 10/1/31 (AMT)           5,190,000          5,307,813
          Series 94A 5.15% 10/1/37 (AMT)           5,000,000          5,132,950
                                                                    ___________

                                                                     14,404,658
                                                                    ___________
Lease Revenue Bonds - 4.57%
     Allegheny County Industrial
          Development Authority Lease
          Revenue (Residential Resource
          Inc. Project)
          5.10% 9/1/26                             1,370,000          1,393,633
          5.125% 9/1/31                            1,515,000          1,537,271
     Pennsylvania State Public School
          Building Authority Revenue
          (Lehigh Career & Technical
          Institute Project)
          5.25% 10/1/32 (FGIC)                     2,140,000          2,266,110
     Philadelphia Authority for Industrial
          Development Lease Revenue
          Series B 5.25% 10/1/30 (FSA)             4,510,000          4,750,609
     Puerto Rico Public Buildings
          Authority Revenue (Government
          Facilities) Series I 5.25% 7/1/33       16,000,000         16,713,919
                                                                    ___________

                                                                     26,661,542
                                                                    ___________
Local General Obligation Bonds - 5.87%
     Abington School District Series A
          5.00% 4/1/29 (FSA)                       3,085,000          3,254,181
     Allegheny County Redevelopment
          Authority Tax Increment Revenue
          (Waterfront Project) Series B
          6.00% 12/15/10                             600,000            625,836
          6.40% 12/15/18                           1,500,000          1,629,330
     Bucks County Industrial
          Development Authority Multi-
          Family County-Guaranteed (New
          Hope Manor Project) Series A
          5.40% 3/1/22 (AMT)                       1,265,000          1,308,984
          5.50% 3/1/41 (AMT)                       5,340,000          5,489,039
     Canon McMillan School District
          Series B 5.25% 12/1/34 (FGIC)            3,580,000          3,821,006
     Catasauqua Area School District
          5.00% 2/15/31 (FSA)                      1,000,000          1,053,500
          5.00% 2/15/36 (FSA)                      6,825,000          7,168,502
     Greater Johnstown School District
          Series C 5.125% 8/1/25 (MBIA)            7,490,000          7,840,008
     Lancaster County Series A
          5.00% 11/1/27 (FGIC)                     2,000,000          2,076,260
                                                                    ___________

                                                                     34,266,646
                                                                    ___________
$ Pre-Refunded Bonds - 10.35%
     Erie Water Authority Revenue
          Series A 5.125% 12/1/25-11 (MBIA)        4,000,000          4,284,880
     Harrisburg Authority Office &
          Parking Revenue Series A
          6.00% 5/1/19-08                          7,500,000          7,794,675
     Indiana County Industrial
          Development Authority Revenue
          (Student Co-op Association, Inc.
          Project) Series A
          5.875% 11/1/24-06 (AMBAC)                1,000,000          1,003,830
          5.875% 11/1/29-06 (AMBAC)                1,000,000          1,003,830
     Lancaster Industrial Development
          Authority Revenue (Garden Spot
          Village Project) Series A
          7.625% 5/1/31-10                         1,650,000          1,885,191
     McGuffey School District
          5.125% 8/1/31-11 (FGIC)                  2,000,000          2,136,720
     Norwin School District
          6.00% 4/1/30-10 (FGIC)                   2,000,000          2,159,600
     Pennsylvania State Higher Education
          Assistance Agency Capital
          Acquisition
          5.875% 12/15/30-10 (MBIA)                7,385,000          8,045,810
     Pennsylvania State Higher Educational
          Facilities Authority Revenue
          (Drexel University Project)
          6.00% 5/1/29-09                          3,000,000          3,182,520
          (Ursinus College Project)
          5.90% 1/1/27-07                          1,000,000          1,027,480
     Pennsylvania State Turnpike
          Commission Registration Series F
          5.00% 7/15/31-11 (AMBAC)                 1,000,000          1,069,720
          5.00% 7/15/41-11 (AMBAC)                 1,600,000          1,711,552
     Philadelphia Authority for Industrial
          Development Revenues (Stapeley
          Hall Germantown Continuing
          Care Community Project)
          6.60% 1/1/16-07                          5,250,000          5,348,018
     Southcentral General Authority
          Revenue (Welllspan Health
          Obligated Project)
          5.625% 5/15/26-11                       16,390,000         17,911,483
     West Cornwall Township Municipal
          Authority College Revenue
          (Elizabethtown College Project)
          6.00% 12/15/27-11                        1,615,000          1,789,145
                                                                    ___________

                                                                     60,354,454
                                                                    ___________


                                                               (continues)     5

Statement of net assets


Delaware Tax-Free Pennsylvania Fund



                                                  Principal            Market
                                                   Amount              Value
________________________________________________________________________________

Municipal Bonds (continued)
________________________________________________________________________________

Transportation Revenue Bonds - 10.49%
     Allegheny County Airport Revenue
          (Pittsburgh International Airport
          Project) Series A
          5.75% 1/1/14 (MBIA) (AMT)              $ 6,910,000       $  7,650,752
     Delaware River Port Authority
          (Pennsylvania & New Jersey Port
          District Project) Series B
          5.70% 1/1/21 (FSA)                       8,560,000          9,087,638
     Delaware River Toll Bridge
          5.00% 7/1/28                             3,000,000          3,111,330
     Erie, Western Pennsylvania Port
          Authority General Revenue
          6.25% 6/15/10 (AMT)                      1,115,000          1,144,481
     Lehigh Northampton Airport
          Authority Revenue (Lehigh Valley
          Airport Project) Series A
          6.00% 5/15/25 (MBIA) (AMT)               1,525,000          1,631,415
          6.00% 5/15/30 (MBIA) (AMT)               2,700,000          2,888,406
     Pennsylvania Economic Development
          Financing Authority Exempt
          Facilities Revenue (Amtrak Project)
          Series A 6.375% 11/1/41 (AMT)            5,000,000          5,365,450
     Pennsylvania Economic Development
          Financing Authority Revenue
          (30th Street Station Garage
          Project) 5.875% 6/1/33
          (ACA) (AMT)                              4,500,000          4,845,240
     Pennsylvania State Turnpike
          Commission Revenue
          Series A 5.00% 12/1/34 (AMBAC)           8,000,000          8,376,480
          Series R 5.00% 12/1/30 (AMBAC)           2,500,000          2,604,300
     Philadelphia Authority for Industrial
          Development Revenue (Sub-Air
          Cargo Project) Series A
          7.50% 1/1/25 (AMT)                       2,500,000          2,743,225
     Puerto Rico Commonwealth Highway &
          Transportation Authority Revenue
          Series G 5.00% 7/1/33                    3,000,000          3,059,790
          Series G 5.00% 7/1/42                    5,000,000          5,078,300
          Series J 5.00% 7/1/34                    3,550,000          3,627,071
                                                                   ____________

                                                                     61,213,878
                                                                   ____________
Water & Sewer Revenue Bonds - 13.53%
     Allegheny County Sanitation
          Authority Sewer Revenue Series A
          5.00% 12/1/30 (MBIA)                     2,500,000          2,623,475
   & First Albany Corp. Municipal Trusts
          Inverse Floater
          5.43% 12/15/14 (AMBAC)                  46,500,000         52,753,785
     Philadelphia Water & Waste Revenue
          Series A 5.00% 7/1/35 (FSA)              7,130,000          7,458,479
     Pittsburgh Water & Sewer Authority
          Revenue First Lien
          5.00% 9/1/29 (MBIA)                      2,210,000          2,325,296
          5.125% 12/1/31 (AMBAC)                  10,000,000         10,509,200
     Westmoreland County Municipal
          Authority Service Revenue
          5.25% 8/15/28 (FSA)                      3,000,000          3,231,870
                                                                   ____________

                                                                     78,902,105
                                                                   ____________

Total Municipal Bonds (cost $530,321,082)                           571,273,211
                                                                   ____________
_______________________________________________________________________________

Short-Term Investments - 0.74%
_______________________________________________________________________________

~ Variable Rate Demand Notes - 0.74%
     Allegheny County Higher Education
          Building Authority University
          Revenue 3.50% 12/1/33                    1,000,000          1,000,000
    Allegheny County Hospital
          Development Authority Revenue
          (Pittsburgh Children)
          Series A 3.43% 6/1/09                    1,000,000          1,000,000
     Lackawanna County Series B
          3.43% 10/15/29 (FSA)                       500,000            500,000
     Philadelphia Authority for Industrial
          Development Revenue (Inglis
          House Project) 3.43% 5/1/17                800,000            800,000
     Westmoreland County Industrial
          Development Authority Revenue
          (Health Systems Excela Project)
          Series B 3.40% 7/1/27
          (LOC - Wachovia Bank N.A.)               1,000,000          1,000,000
                                                                   ____________
Total Short-Term Investments

     (cost $4,300,000)                                                4,300,000
                                                                   ____________

Total Market Value of Securities - 98.67%

     (cost $534,621,082)                                            575,573,211

Receivables and Other Assets
     Net of Liabilities - 1.33%                                       7,762,740
                                                                   ____________

Net Assets Applicable to 72,165,069
     Shares Outstanding - 100.00%                                  $583,335,951
                                                                   ____________

Net Asset Value - Delaware Tax-Free Pennsylvania Fund
     Class A ($560,930,646 / 69,393,284 Shares)                           $8.08
                                                                          _____

Net Asset Value - Delaware Tax-Free Pennsylvania Fund
     Class B ($14,095,303 / 1,743,905 Shares)                             $8.08
                                                                          _____

Net Asset Value - Delaware Tax-Free Pennsylvania Fund
     Class C ($8,310,002 / 1,027,880 Shares)                              $8.08
                                                                          _____

Components of Net Assets at August 31, 2006:

Shares of beneficial interest
     (unlimited authorization - no par)                            $565,813,731
Accumulated net realized loss on investments                        (23,429,909)
Net unrealized appreciation of investments                           40,952,129
                                                                   ____________

Total net assets                                                   $583,335,951
                                                                   ____________

________________________________________________________________________________
________________________________________________________________________________

& An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of August 31, 2006. See Note 7 in "Notes to Financial Statements."

^    Zero coupon security. The rate shown is the yield at the time of purchase.

$ Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 7 in "Notes to Financial Statements."

~ Variable rate security. The interest rate shown is the rate as of August 31, 2006.


Summary of Abbreviations:

ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance


Net Asset Value and Offering Price Per Share -
     Delaware Tax-Free Pennsylvania Fund

Net asset value Class A (A)                               $8.08
Sales charge (4.50% of offering price) (B)                 0.38
                                                          _____

Offering price                                            $8.46
                                                          _____


(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)  See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statement of operations


Delaware Tax-Free Pennsylvania Fund

Six Months Ended August 31, 2006 (Unaudited)



Investment Income:

     Interest                                                                                   $15,089,555
                                                                                                ___________
Expenses:

     Management fees                                                 $1,595,934
     Distribution expenses - Class A                                    763,803
     Distribution expenses - Class B                                     78,642
     Distribution expenses - Class C                                     40,592
     Dividend disbursing and transfer agent fees and expenses           172,953
     Accounting and administration expenses                             117,592
     Legal and professional fees                                         59,709
     Trustees' fees                                                      16,582
     Reports and statements to shareholders                              14,542
     Registration fees                                                   11,245
     Insurance fees                                                       9,462
     Custodian fees                                                       5,177
     Pricing fees                                                         1,918
     Other                                                               10,226                   2,898,377
                                                                     __________
     Less waived disribution expenses - Class A                                                    (120,948)
     Less expenses absorbed or waived                                                               (23,862)
     Less expense paid indirectly                                                                    (2,897)
                                                                                                ___________

     Total operating expenses                                                                     2,750,670
                                                                                                ___________

Net Investment Income                                                                            12,338,885
                                                                                                ___________

Net Realized and Unrealized Gain (Loss) on Investments:

     Net realized gain on investments                                                               260,434
     Net change in unrealized appreciation/depreciation of investments                           (2,484,034)
                                                                                                ___________

Net Realized and Unrealized Loss on Investments                                                  (2,223,600)
                                                                                                ___________

Net Increase in Net Assets Resulting from Operations                                            $10,115,285
                                                                                                ___________



See accompanying notes


Statements of changes in net assets


Delaware Tax-Free Pennsylvania Fund



                                                                                                      Six Months          Year
                                                                                                        Ended             Ended
                                                                                                       8/31/06           2/28/06
                                                                                                     (Unaudited)

Increase (Decrease) in Net Assets from Operations:

     Net investment income                                                                          $ 12,338,885       $ 25,984,710
     Net realized gain on investments                                                                    260,434          2,019,077
     Net change in unrealized appreciation/depreciation of investments                                (2,484,034)        (4,373,724)
                                                                                                    ____________       ____________

     Net increase in net assets resulting from operations                                             10,115,285         23,630,063
                                                                                                    ____________       ____________

Dividends and Distributions to Shareholders from:

     Net investment income:
          Class A                                                                                    (11,926,869)       (25,027,299)
          Class B                                                                                       (271,769)          (694,972)
          Class C                                                                                       (140,247)          (262,439)
                                                                                                    ____________       ____________

                                                                                                     (12,338,885)       (25,984,710)
                                                                                                    ____________       ____________

Capital Share Transactions:

     Proceeds from shares sold:
          Class A                                                                                     16,026,420         16,672,721
          Class B                                                                                        110,504            889,307
          Class C                                                                                        452,446          1,745,792

     Net asset value of shares issued upon reinvestment of dividends and distributions:
          Class A                                                                                      7,048,279         14,709,393
          Class B                                                                                        153,733            373,907
          Class C                                                                                        108,417            193,099
                                                                                                    ____________       ____________

                                                                                                      23,899,799         34,584,219
                                                                                                    ____________       ____________

     Cost of shares repurchased:
          Class A                                                                                    (30,372,476)       (57,983,544)
          Class B                                                                                     (3,832,899)        (6,658,177)
          Class C                                                                                       (176,204)          (810,262)
                                                                                                    ____________       ____________

                                                                                                     (34,381,579)       (65,451,983)
                                                                                                    ____________       ____________

Decrease in net assets derived from capital share transactions                                       (10,481,780)       (30,867,764)
                                                                                                    ____________       ____________

Net Decrease in Net Assets                                                                           (12,705,380)       (33,222,411)

Net Assets:

     Beginning of period                                                                             596,041,331        629,263,742
                                                                                                    ____________       ____________

     End of period (there was no undistributed net investment income at either period end)          $583,335,951       $596,041,331
                                                                                                    ____________       ____________

See accompanying notes


Financial highlights

Delaware Tax-Free Pennsylvania Fund Class A


Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                Six Months                         Year Ended
                                                                   Ended     _______________________________________________________
                                                                8/31/06 (1)
                                                                (Unaudited)    2/28/06    2/28/05    2/29/04    2/28/03    2/28/02
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                $8.110      $8.140     $8.250     $8.140     $7.950     $7.820

Income (loss) from investment operations:

Net investment income                                                0.171       0.347      0.365      0.365      0.374      0.387
Net realized and unrealized gain (loss) on investments              (0.030)     (0.030)    (0.110)     0.110      0.189      0.130
                                                                    ______      ______     ______     ______     ______     ______

Total from investment operations                                     0.141       0.317      0.255      0.475      0.563      0.517
                                                                    ______      ______     ______     ______     ______     ______
Less dividends and distributions from:

Net investment income                                               (0.171)     (0.347)    (0.365)    (0.365)    (0.373)    (0.387)
                                                                    ______      ______     ______     ______     ______     ______

Total dividends and distributions                                   (0.171)     (0.347)    (0.365)    (0.365)    (0.373)    (0.387)
                                                                    ______      ______     ______     ______     ______     ______

Net asset value, end of period                                      $8.080      $8.110     $8.140     $8.250     $8.140     $7.950
                                                                    ______      ______     ______     ______     ______     ______

Total return (2)                                                     1.77%       3.97%      3.23%      6.00%      7.29%      6.78%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                           $560,931    $570,329   $599,172   $638,325   $669,042   $682,030
Ratio of expenses to average net assets                              0.91%       0.91%      0.89%      0.90%      0.92%      0.89%
Ratio of expenses to average net assets prior to expense
     limitation and expenses paid indirectly                         0.96%       0.95%      0.93%      0.94%      0.92%      0.89%
Ratio of net investment income to average net assets                 4.22%       4.27%      4.54%      4.47%      4.69%      4.92%
Ratio of net investment income to average net assets
     prior to expense limitation and expenses paid indirectly        4.17%       4.23%      4.50%      4.43%      4.69%      4.92%
Portfolio turnover                                                     10%         13%        11%        12%        18%        38%
____________________________________________________________________________________________________________________________________

(1)  Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.


See accompanying notes


Delaware Tax-Free Pennsylvania Fund Class B


Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                Six Months                         Year Ended
                                                                   Ended     _______________________________________________________
                                                                8/31/06 (1)
                                                                (Unaudited)    2/28/06    2/28/05    2/29/04    2/28/03    2/28/02
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                $8.110      $8.140     $8.250     $8.140     $7.950     $7.820

Income (loss) from investment operations:

Net investment income                                                0.139       0.285      0.303      0.301      0.312      0.324
Net realized and unrealized gain (loss) on investments              (0.030)     (0.030)    (0.110)     0.110      0.189      0.130
                                                                    ______      ______     ______     ______     ______     ______

Total from investment operations                                     0.109       0.255      0.193      0.411      0.501      0.454
                                                                    ______      ______     ______     ______     ______     ______
Less dividends and distributions from:

Net investment income                                               (0.139)     (0.285)    (0.303)    (0.301)    (0.311)    (0.324)
                                                                    ______      ______     ______     ______     ______     ______

Total dividends and distributions                                   (0.139)     (0.285)    (0.303)    (0.301)    (0.311)    (0.324)
                                                                    ______      ______     ______     ______     ______     ______

Net asset value, end of period                                      $8.080      $8.110     $8.140     $8.250     $8.140     $7.950
                                                                    ______      ______     ______     ______     ______     ______

Total return (2)                                                     1.38%       3.17%      2.44%      5.17%      6.46%      5.93%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                            $14,095     $17,762    $23,235    $29,589    $34,914    $37,533
Ratio of expenses to average net assets                              1.68%       1.68%      1.67%      1.68%      1.70%      1.69%
Ratio of expenses to average net assets prior to expense
     limitation and expenses paid indirectly                         1.69%       1.68%      1.67%      1.68%      1.70%      1.69%
Ratio of net investment income to average net assets                 3.45%       3.50%      3.76%      3.69%      3.91%      4.12%
Ratio of net investment income to average net assets
     prior to expense limitation and expenses paid indirectly        3.44%       3.50%      3.76%      3.69%      3.91%      4.12%
Portfolio turnover                                                     10%         13%        11%        12%        18%        38%
____________________________________________________________________________________________________________________________________

(1)  Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes



                                                              (continues)     11

Financial highlights

Delaware Tax-Free Pennsylvania Fund Class C


Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                Six Months                         Year Ended
                                                                   Ended     _______________________________________________________
                                                                8/31/06 (1)
                                                                (Unaudited)    2/28/06    2/28/05    2/29/04    2/28/03    2/28/02
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                $8.110      $8.140     $8.250     $8.140     $7.950     $7.820

Income (loss) from investment operations:

Net investment income                                                0.139       0.284      0.302      0.301      0.312      0.324
Net realized and unrealized gain (loss) on investments              (0.030)     (0.030)    (0.110)     0.110      0.189      0.130
                                                                    ______      ______     ______     ______     ______     ______

Total from investment operations                                     0.109       0.254      0.192      0.411      0.501      0.454
                                                                    ______      ______     ______     ______     ______     ______
Less dividends and distributions from:

Net investment income                                               (0.139)     (0.284)    (0.302)    (0.301)    (0.311)    (0.324)
                                                                    ______      ______     ______     ______     ______     ______

Total dividends and distributions                                   (0.139)     (0.284)    (0.302)    (0.301)    (0.311)    (0.324)
                                                                    ______      ______     ______     ______     ______     ______

Net asset value, end of period                                      $8.080      $8.110     $8.140     $8.250     $8.140     $7.950
                                                                    ______      ______     ______     ______     ______     ______

Total return (2)                                                     1.38%       3.17%      2.43%      5.17%      6.46%      5.93%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                             $8,310      $7,950     $6,857     $6,070     $5,197     $4,512
Ratio of expenses to average net assets                              1.68%       1.68%      1.67%      1.68%      1.70%      1.69%
Ratio of expenses to average net assets prior to expense
     limitation and expenses paid indirectly                         1.69%       1.68%      1.67%      1.68%      1.70%      1.69%
Ratio of net investment income to average net assets                 3.45%       3.50%      3.76%      3.69%      3.91%      4.12%
Ratio of net investment income to average net assets
     prior to expense limitation and expenses paid indirectly        3.44%       3.50%      3.76%      3.69%      3.91%      4.12%
Portfolio turnover                                                     10%         13%        11%        12%        18%        38%
____________________________________________________________________________________________________________________________________

(1)  Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.


See accompanying notes


Notes to financial statements


Delaware Tax-Free Pennsylvania Fund

August 31, 2006 (Unaudited)


Delaware Group State Tax-Free Income Trust (the "Trust") is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Pennsylvania Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge of up to 1% if redeemed during the first two years, provided that, a financial advisor was paid commission on the purchase of those shares. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of the Fund is to seek a high level of current interest income exempt from federal income tax and certain Pennsylvania state and local taxes, consistent with the preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax positions are currently being evaluated, managment does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments
(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

Effective July 1, 2006, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.67% of average daily net assets of the Fund through June 30, 2007. Prior to July 1, 2006, no expense waiver was in effect.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund's average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.


                                                              (continues)     13

Notes to financial statements


Delaware Tax-Free Pennsylvania Fund


2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares.

The Board of Trustees has adopted a formula for calculating 12b-1 plan fees for the Fund's Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates described above. DDLP has contracted to waive distribution and service fees through June 30, 2007 in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets. This contractual waiver is applied to the shares of the Fund that were acquired on or after June 1, 1992 in calculating the applicable 12b-1 fee rate.

At August 31, 2006, the Fund had liabilities payable to affiliates as follows:

Investment management fees payable to DMC                       $255,732
Dividend disbursing, transfer agent,
     accounting and administration fees and
     other expenses payable to DSC                                49,103
Distribution fees payable to DDLP                                127,885
Other expenses payable to DMC and affiliates*                     26,419

   * DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services, including internal legal services provided to the Fund by DMC employees. For the six months ended August 31, 2006, the Fund was charged $12,788 for internal legal services provided by DMC.

For the six months ended August 31, 2006, DDLP earned $21,158 for commissions on sales of the Fund's Class A shares. For the six months ended August 31, 2006, DDLP received gross contingent deferred sales charge commissions of $7,388, $9,077 and $498 on redemption of the Fund's Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the six months ended August 31, 2006, the Fund made purchases of $28,000,900 and sales of $30,159,109 of investment securities other than short-term investments.

At August 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2006, the cost of investments was $539,316,892 At August 31, 2006, net unrealized appreciation was $36,256,319, of which $36,450,849 related to unrealized appreciation of investments and $194,530 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended August 31, 2006 and the year ended February 28, 2006 was as follows:

                                              Six Months        Year
                                                Ended           Ended
                                               8/31/06*        2/28/06
                                             ___________     ___________

Tax-exempt income                            $12,338,885     $25,984,710

   * Tax information for the six months ended August 31, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of August 31, 2006, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest                               $565,813,731
Six month period realized gains                                  260,434
Capital loss carryforwards                                   (18,994,533)
Unrealized appreciation of investments                        36,256,319
                                                            ____________

Net assets                                                  $583,335,951
                                                            ____________

The difference between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at February 28, 2006 will expire as follows: $9,193,068 expires in 2008, $8,323,306 expires in 2009, $1,161,652 expires in 2010 and $316,507 expires in 2014.

For the six months ended August 31, 2006, the Fund had capital gains of $260,434 which may reduce the capital loss carryforwards.

5. Capital Shares

Transactions in capital shares were as follows:

                                                 Six Months       Year
                                                   Ended          Ended
                                                  8/31/06        2/28/06

Shares sold:
     Class A                                      2,004,047     2,053,783
     Class B                                         13,795       109,469
     Class C                                         56,493       214,354

Shares issued upon reinvestment of
     dividends and distributions:
     Class A                                        880,246     1,808,881
     Class B                                         19,202        45,977
     Class C                                         13,541        23,752
                                                 __________    __________

                                                  2,987,324     4,256,216
                                                 __________    __________

Shares repurchased:
     Class A                                     (3,793,942)   (7,136,054)
     Class B                                       (478,746)     (819,201)
     Class C                                        (22,062)     (100,096)
                                                 __________    __________

                                                 (4,294,750)   (8,055,351)
                                                 __________    __________

Net decrease                                     (1,307,426)   (3,799,135)
                                                 __________    __________

For the six months ended August 31, 2006 and the year ended February 28, 2006, 255,959 Class B shares were converted to 255,959 Class A shares valued at $2,049,010 and 522,668 Class B shares were converted to 522,449 Class A shares valued at $4,249,239, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. Line of Credit

The Fund, along with certain other funds in the Delaware Investments(R)
Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of August 31, 2006, or at any time during the period then ended.

7. Credit and Market Risk

The Fund concentrates its investments in securities issued by Pennsylvania municipalities. The value of these investments may be adversely affected by new legislation within Pennsylvania, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statement of Net Assets.

The Fund may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are identified on the Statement of Net Assets.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investor's Service, Inc., Standard & Poor's Ratings Group, and/ or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At August 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

Other Fund information


Delaware Tax-Free Pennsylvania Fund



Board Consideration of Delaware Tax-Free Pennsylvania Fund Investment Advisory Agreement

At a meeting held on May 17-18, 2006 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Tax-Free Pennsylvania Fund (the "Fund"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Fund performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board considered independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Board also considered industry comparative information presented by representatives from Lipper. The Lipper reports compared the Fund's investment performance and expenses with those of other comparable mutual funds. The Board also received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC's ability to fully invest in accordance with Fund policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Mr. Driscoll, then Chairman of the Delaware Investments Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

Nature, Extent and Quality Of Service. Consideration was given to the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Fund's investment advisor and management's efforts to strengthen and deepen portfolio management teams during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc. ("DSC"), noting DSC's commitment to maintain a high level of service in keeping with its past receipt of the DALBAR Pyramid Award, and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. Additionally, the Board noted the extent of benefits provided to Fund shareholders for being part of the Delaware Investments Family of Funds, including the privilege to exchange investments between the same class of shares of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board considered the investment performance of DMC and the Fund. The Board was pleased with DMC's investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the best performance is ranked first, and a fund with the poorest performance is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one, three, five and 10 year periods ended January 31, 2006. The Board noted its objective that the Fund's performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board's view of such performance.

Other Fund information



Board Consideration of Delaware Tax-Free Pennsylvania Fund Investment Advisory Agreement (continued)

The Performance Universe for the Fund consisted of the Fund and all retail and institutional Pennsylvania municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one, three and five year periods was in the first quartile of such Performance Universe. The report further showed that the Fund's total return for the 10 year period was in the second quartile. The Board was satisfied with such performance.

Comparative Expenses. The Board considered expense data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund. The Board focused particularly on the comparative analysis of the management fees and total expense ratios of the Fund and the management fees and expense ratios of a group of similar funds as selected by Lipper (the "Expense Group"). In reviewing comparative costs, the Fund's contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Fund's total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and compared total expenses including 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Fund's total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board's view of such expenses.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second highest expenses of its Expense Group. The Board noted that the Fund's total expenses were not in line with the Board's objective. In evaluating the total expenses, the Board considered recent initiatives implemented by management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with management's efforts to improve the Fund's total expense ratio and bring it in line with the Board's objective.

Management Profitability. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. The Board did not find that the level of profits realized by Delaware Investments from the relationships with the Fund and the Delaware Investments Family of Funds required negotiation of reduction of fees.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund's assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Fund's management contract fell within the standard structure. The Board also noted that the Fund's assets exceeded the first breakpoint level. The Board believed that, given the extent to which economics of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Fund and its shareholders.

About the organization


This semiannual report is for the information of Delaware Tax-Free Pennsylvania Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Pennsylvania Fund and the Delaware Investments(R) Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


Board of trustees

Patrick P. Coyne

Chairman, President,
and Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett

Private Investor
Rosemont, PA

John A. Fry

President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr

Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth

Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven

Owner - ARL Associates,
Strategic Financial Planning
Consulting Firm
Washington, DC

Thomas F. Madison

President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans

Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher

Founder
Investor Analytics
Scottsdale, AZ


Affiliated officers

Michael P. Bishof

Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

David F. Connor

Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O'Connor

Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O'Connor

Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA


Contact information

Investment manager

Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor

Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent

Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders

800 523-1918

For securities dealers and financial
institutions representatives only

800 362-7500

Web site

www.delawareinvestments.com



Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

Get shareholder reports and prospectuses online instead of in the mail.

> Visit www.delawareinvestments.com/edelivery

Simplify your life.


Manage your investments online!

Get Account Access, the Delaware Investments(R) secure Web site that allows you to conduct your business online. Gain 24-hour access to your account and one of the highest levels of Web security available. You also get:

o Hassle-free investing - Make online purchases and redemptions at any time.

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  accounts' 1099 information and import it directly into your 1040 tax return.
  Available only with Turbo Tax(R) Online(SM) and Desktop software - www.turbotax.com.

o Less mail clutter - Get instant access to your fund materials online with Delaware eDelivery.

Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.



[DELAWARE INVESTMENTS LOGO]



(908)                                                         Printed in the USA
SA-007 [8/06] CGI 10/06                                     MF-06-09-022 PO11255

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a)  (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group State Tax Free Income Trust

PATRICK P. COYNE
________________________________

By:    Patrick P. Coyne
       _________________________

Title: Chief Executive Officer
Date:  November 6, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


PATRICK P. COYNE
________________________________

By:    Patrick P. Coyne
       _________________________

Title: Chief Executive Officer
Date:  November 6, 2006



RICHARD SALUS
________________________________

By:    Richard Salus
       _________________________

Title: Chief Financial Officer
Date:  November 6, 2006